Related Party Transactions, Administrative Services Agreeement (Details) - Sponsor [Member] - USD ($)		12 Months Ended
	Nov. 16, 2018	Dec. 31, 2020	Dec. 31, 2019
Administrative Support Agreement [Abstract]
Monthly fees for office space, utilities and secretarial and administrative support	$ 10,000
General and administrative expenses		$ 120,000
Fees payable and outstanding		$ 0	$ 0